PROVISION FOR RECLAMATION AND REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2022
Provision For Reclamation And Rehabilitation [Abstract]
Disclosure of detailed information about provision for reclamation and rehabilitation [Table Text Block]
	Terronera	Guanaceví	Bolañitos	El Cubo	El Compas	Pitarrilla	Total

Balance at December 31, 2020	$-	$2,221	$1,977	$4,545	$133	$-	$8,876
Accretion	-	100	83	70	9	-	262
Disposals	-	-	-	(4,615)	-	-	(4,615)
Change in estimates during the year	-	1,676	1,177	-	21	-	2,874
Balance at December 31, 2021	$-	$3,997	$3,237	$-	$163	$-	$7,397
Acquisitions	-	-	-	-	-	44	44
Accretion	-	268	211	-	-	-	479
Disposals	-	-	-	-	(163)	-	(163)
Effects of movements in exchange rates	-	95	93	-	-	-	188
Change in estimates during the year	251	(257)	(338)	-	-	-	(344)
Balance at December 31, 2022	$251	$4,103	$3,203	$-	$-	$44	$7,601